STOCKHOLDERS' DEFICIT - Preferred Stock (Details) - $ / shares	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
STOCKHOLDERS' DEFICIT
Preferred shares, shares authorized	1,000,000	1,000,000	1,000,000
Preferred shares, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred shares, shares issued	0	0	0
Preferred shares, shares outstanding	0	0	0